EQUITY AND EARNINGS PER SHARE - OUTSTANDING OPTIONS SUMMARY (Details 1)	May 15, 2013	Jun. 30, 2013 The Manager	Jun. 30, 2013 The Manager's Employees	Jun. 30, 2013 Independent Directors	Jun. 30, 2013 Total Affiliates
Stock Options outstanding	21,459,275	17,735,338	3,711,937	12,000	21,459,275